Reconciliation of Financial Statements to Form 5500 Reconciliation of Net Assets Available for Benefits (Details) - EBP 031 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 142,373,287	$ 127,328,526
Accrued Expenses	7,384	8,907
Less: Contributions receivable		(3,727,870)
Net assets available for benefits per Form 5500	$ 142,380,671	$ 123,609,563